Condensed Financial Information of Global-Tech - Condensed Statements of Cash Flows (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (6,420,878)	$ (10,555,557)	$ (1,963,301)
Adjustments to reconcile net loss attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	4,517	36,378	258,128
Shares issued to an employee			9,108
Changes in operating assets and liabilities:
Prepaid expenses	28,182	43,768	(136,367)
Deposits and other assets	97,222	(1,875,017)	37,744
Other accrued liabilities	(654,305)	305,863	3,924,708
Net cash provided by (used in) operating activities	(85,248)	(5,683,397)	9,946,113
Cash flows from investing activities:
Proceeds from disposal of available-for-sale investments	1,000,000	18,218	2,000,000
Increase in time deposits	(1,324,318)	(11,339,515)
Net cash used in investing activities	(1,830,404)	(17,108,837)	(5,316,603)
Cash flows from financing activities:
Proceeds from stock options exercised		14,250
Cash dividend paid			(3,040,753)
Deposits of restricted cash	(5,832,940)	10,738,758	(9,850,513)
Net cash provided by (used in) financing activities	(6,346,330)	13,231,664	(12,133,325)
Net decrease in cash and cash equivalents	(8,318,346)	(9,565,076)	(7,407,357)
Cash and cash equivalents at beginning of fiscal year	22,820,300	32,385,376	39,792,733
Cash and cash equivalents at end of fiscal year	14,501,954	22,820,300	32,385,376
Global-Tech [Member]
Cash flows from operating activities:
Net loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(10,555,557)	(1,963,301)
Adjustments to reconcile net loss attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	4,517	36,378	258,128
Shares issued to an employee			9,108
Equity in losses of subsidiaries	6,149,258	7,308,381	484,185
Changes in operating assets and liabilities:
Prepaid expenses	2,661	29,100	(3,693)
Deposits and other assets	254,719	(262,020)	(15,364)
Other accrued liabilities	16,006	21,044	(109,369)
Net cash provided by (used in) operating activities	6,283	(3,422,674)	(1,340,306)
Cash flows from investing activities:
Proceeds from disposal of available-for-sale investments	1,000,000		2,000,000
Repayment of amounts due from (advances to) subsidiaries, net	(3,413,099)	2,061,153	910,372
Increase in time deposits	4,330,876	(11,339,515)
Capital injection into subsidiaries			(1,107,753)
Net cash used in investing activities	1,917,777	(9,278,362)	1,802,619
Cash flows from financing activities:
Proceeds from stock options exercised		14,250
Cash dividend paid			(3,040,753)
Deposits of restricted cash	(5,000,000)
Net cash provided by (used in) financing activities	(5,000,000)	14,250	(3,040,753)
Net decrease in cash and cash equivalents	(3,075,940)	(12,686,786)	(2,578,440)
Cash and cash equivalents at beginning of fiscal year	6,719,079	19,405,865	21,984,305
Cash and cash equivalents at end of fiscal year	$ 3,643,139	$ 6,719,079	$ 19,405,865